CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (USD $) In Thousands, unless otherwise specified	Total USD ($)	PREFERRED SHARES USD ($)	COMMON SHARES, $0.01 PAR VALUE USD ($)	PAID IN CAPITAL USD ($)	RETAINED EARNINGS USD ($)	ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME USD ($)	OPERATING PARTNERSHIP USD ($)	Partially Owned Properties [Member] USD ($)	Series E Preferred Stock [Member]	Series H Preferred Stock [Member]	Series N Preferred Stock [Member]
Beginning Balance at Dec. 31, 2009		$ 208,773	$ 2,800	$ 4,477,426	$ 353,659	$ 4,681	$ 116,120	$ 11,054
Preferred Stock Preference Units Dividend Rate Percentage									7.00%	7.00%	6.48%
Payments for Repurchase of Preferred Stock and Preference Stock	(877)	0
Stock Redeemed or Called During Period, Value		(834)
Conversion of 7.00% Series E Cumulative Convertible		(7,378)
Conversion of 7.00% Series H Cumulative Convertible		(561)
Common Share Issuance:
Conversion of Preferred Shares into Common Shares			3	7,936
Conversion of OP Units into Common Shares			9	19,713			(19,722)
Issuance of Common Shares	291,900		61	291,841
Exercise of share options			25	71,571
Employee Share Purchase Plan (ESPP)			2	5,110
Conversion of restricted shares to LTIP Units			0	0			0
Share-based employee compensation expense:
Restricted shares			2	9,779
Share options				7,421
ESPP discount				1,290
Common Shares repurchased and retired				(1,887)
Offering costs				(4,657)
Premium on Redemption of Preferred Shares Preference Units Original Issuance				0	0
Supplemental Executive Retirement Plan (SERP)				8,559
Acquisition of Noncontrolling Interests - Partially Owned Properties				(16,888)				175
Change in market value	129,918			(129,918)
Adjustment for Noncontrolling Interests ownership in Operating Partnership				(5,775)			5,775
Net income attributable to controlling interests	283,610				283,610
Common Share distributions					(419,320)
Preferred Share distributions					(14,368)
Premium on Redemption of Preferred Shares Cash	0				0
Accumulated other comprehensive (loss) income - derivative instruments:
Unrealized holding gains (losses) arising during the year	(65,894)					(65,894)
Losses reclassified into earnings from other comprehensive income	3,338					3,338
Accumulated other comprehensive income (loss) - other instruments:
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	57					57
Issuance of OP Units to Noncontrolling Interests							8,245
Issuance of LTIP Units to Noncontrolling Interests							0
Conversion of OP Units held by Noncontrolling Interests into OP Units held by General Partner			9	19,713			(19,722)
Equity Compensation associated with Noncontrolling Interests							2,524
Net income	295,983						13,099	(726)
Distributions to Noncontrolling Interests							(20,300)	(2,952)
Change in carrying value of Redeemable Noncontrolling Interests - Operating Partnership	(4,658)						4,658
Contributions by Noncontrolling Interests								222
Other								218
Ending Balance at Dec. 31, 2010		200,000	2,902	4,741,521	203,581	(57,818)	110,399	7,991
Preferred Stock Preference Units Dividend Rate Percentage									7.00%	7.00%	6.48%
Payments for Repurchase of Preferred Stock and Preference Stock	0	0
Stock Redeemed or Called During Period, Value		0
Conversion of 7.00% Series E Cumulative Convertible		0
Conversion of 7.00% Series H Cumulative Convertible		0
Common Share Issuance:
Conversion of Preferred Shares into Common Shares			0	0
Conversion of OP Units into Common Shares			3	8,577			(8,580)
Issuance of Common Shares	201,900		39	201,903
Exercise of share options			29	95,293
Employee Share Purchase Plan (ESPP)			1	5,261
Conversion of restricted shares to LTIP Units			(1)	(3,933)			3,934
Share-based employee compensation expense:
Restricted shares			2	9,100
Share options				9,545
ESPP discount				1,194
Common Shares repurchased and retired				0
Offering costs				(3,596)
Premium on Redemption of Preferred Shares Preference Units Original Issuance				0	0
Supplemental Executive Retirement Plan (SERP)				10,765
Acquisition of Noncontrolling Interests - Partially Owned Properties				(4,784)				(8,025)
Change in market value	22,714			(22,714)
Adjustment for Noncontrolling Interests ownership in Operating Partnership				(946)			946
Net income attributable to controlling interests	893,585				893,585
Common Share distributions					(467,729)
Preferred Share distributions					(13,865)
Premium on Redemption of Preferred Shares Cash	0				0
Accumulated other comprehensive (loss) income - derivative instruments:
Unrealized holding gains (losses) arising during the year	(143,598)					(143,598)
Losses reclassified into earnings from other comprehensive income	4,343					4,343
Accumulated other comprehensive income (loss) - other instruments:
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	355					355
Issuance of OP Units to Noncontrolling Interests							0
Issuance of LTIP Units to Noncontrolling Interests							0
Conversion of OP Units held by Noncontrolling Interests into OP Units held by General Partner			3	8,577			(8,580)
Equity Compensation associated with Noncontrolling Interests							3,641
Net income	935,197						40,780	832
Distributions to Noncontrolling Interests							(21,434)	(1,163)
Change in carrying value of Redeemable Noncontrolling Interests - Operating Partnership	10,150						(10,150)
Contributions by Noncontrolling Interests								75,911
Other								(1,240)
Ending Balance at Dec. 31, 2011	5,862,857	200,000	2,975	5,047,186	615,572	(196,718)	119,536	74,306
Preferred Stock Preference Units Dividend Rate Percentage									7.00%	7.00%	6.48%
Payments for Repurchase of Preferred Stock and Preference Stock	(150,000)	(150,000)
Stock Redeemed or Called During Period, Value		0
Conversion of 7.00% Series E Cumulative Convertible		0
Conversion of 7.00% Series H Cumulative Convertible		0
Common Share Issuance:
Conversion of Preferred Shares into Common Shares			0	0
Conversion of OP Units into Common Shares			7	18,922			(18,929)
Issuance of Common Shares	192,300		250	1,388,333
Exercise of share options			16	49,023
Employee Share Purchase Plan (ESPP)			1	5,398
Conversion of restricted shares to LTIP Units			0	0			0
Share-based employee compensation expense:
Restricted shares			2	8,934
Share options				11,752
ESPP discount				965
Common Shares repurchased and retired				0
Offering costs				(39,359)
Premium on Redemption of Preferred Shares Preference Units Original Issuance	(5,100)			5,129	(5,129)
Supplemental Executive Retirement Plan (SERP)				282
Acquisition of Noncontrolling Interests - Partially Owned Properties				1,293				(1,306)
Change in market value	(38,734)			38,734
Adjustment for Noncontrolling Interests ownership in Operating Partnership				5,763			(5,763)
Net income attributable to controlling interests	841,719				841,719
Common Share distributions					(554,429)
Preferred Share distributions					(10,355)
Premium on Redemption of Preferred Shares Cash	23				(23)
Accumulated other comprehensive (loss) income - derivative instruments:
Unrealized holding gains (losses) arising during the year	(11,772)					(11,772)
Losses reclassified into earnings from other comprehensive income	14,678					14,678
Accumulated other comprehensive income (loss) - other instruments:
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	664					664
Issuance of OP Units to Noncontrolling Interests							66,606
Issuance of LTIP Units to Noncontrolling Interests							5
Conversion of OP Units held by Noncontrolling Interests into OP Units held by General Partner			7	18,922			(18,929)
Equity Compensation associated with Noncontrolling Interests							5,307
Net income	881,204						38,641	844
Distributions to Noncontrolling Interests							(25,095)	(5,131)
Change in carrying value of Redeemable Noncontrolling Interests - Operating Partnership	20,702						(20,702)
Contributions by Noncontrolling Interests								8,221
Other								754
Ending Balance at Dec. 31, 2012	$ 7,527,107	$ 50,000	$ 3,251	$ 6,542,355	$ 887,355	$ (193,148)	$ 159,606	$ 77,688